SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF SEGMENT INFORMATION

a)	Revenues, operating costs and gross profit by operating segment
Year ended December 31, 2025	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Corporate and other	Illapa Joint Operation eliminations(1)	Inter-company eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico		Bolivia	Bolivia
	$	$	$	$	$	$	$	$	$
Revenues	71,616	36,500	79,196	99,364	102,439	-	(58,511)	(4,222)	326,382
Mine operating costs
Cost of sales	(37,244)	(23,937)	(31,103)	(77,288)	(67,767)	-	33,624	4,222	(199,493)
Depletion and amortization	(10,255)	(6,108)	(6,972)	(1,988)	(7,727)	-	11,473	-	(21,577)
Impairment reversals	9,084	-	-	-	-	-	(4,996)	-	4,088
	(38,415)	(30,045)	(38,075)	(79,276)	(75,494)	-	40,101	4,222	(216,982)
Gross profit	33,201	6,455	41,121	20,088	26,945	-	(18,410)	-	109,400

Year ended December 31, 2024	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Corporate and other	Illapa Joint Operation eliminations(1)	Inter-company eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico		Bolivia	Bolivia
	$	$	$	$	$	$	$	$	$
Revenues	84,160	40,168	68,239	80,719	81,688	-	(66,863)	(5,124)	282,987
Mine operating costs
Cost of sales	(53,089)	(34,134)	(46,117)	(70,232)	(55,094)	-	47,487	5,124	(206,055)
Depletion and amortization	(11,122)	(3,385)	(7,191)	(888)	(7,684)	-	10,564	-	(19,706)
	(64,211)	(37,519)	(53,308)	(71,120)	(62,778)	-	58,051	5,124	(225,761)
Gross profit	19,949	2,649	14,931	9,599	18,910	-	(8,812)	-	57,226

b)	Capital expenditures, assets and liabilities by operating segment

As at December 31, 2025	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Corporate and other	Illapa Joint Operation eliminations(1)	Inter-company eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico		Bolivia	Bolivia
	$	$	$	$	$	$	$	$	$
Capital expenditures	11,184	1,887	5,097	3,895	15,602	-	(7,046)	-	30,619
Total assets	138,287	88,393	136,936	74,026	66,534	26,687	(85,092)	-	445,771
Total liabilities	(56,573)	(39,876)	(133,428)	(4,405)	(42,714)	(20,502)	30,785	-	(266,713)

As at December 31, 2024	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Corporate and other	Illapa Joint Operation eliminations(1)	Inter-company eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico		Bolivia	Bolivia
	$	$	$	$	$	$	$	$	$
Capital expenditures	7,309	3,756	6,588	2,683	9,642	-	(7,359)	-	22,619
Total assets	119,275	72,971	92,386	89,962	59,878	16,582	(77,029)	-	374,025
Total liabilities	(47,244)	(31,169)	(7,985)	(96,666)	(40,292)	(45,039)	25,717	-	(242,678)

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

22. SEGMENT INFORMATION (continued)

c)	Segment revenue by operating segment, product and major customers

Year ended December 31, 2025	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Corporate and other	Illapa Joint Operation eliminations(1)	Inter-company eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico		Bolivia	Bolivia
	$	$	$	$	$	$	$	$	$
Silver	36,960	11,344	35,503	37,595	51,755	-	-	-	173,157
Zinc	34,689	24,727	39,170	65,974	43,072	-	-	-	207,632
Lead	1,536	993	3,726	4,060	8,559	-	-	-	18,874
Copper	-	-	-	-	9,450	-	-	-	9,450
Illapa joint operation 55% interest	-	-	-	-	-	-	(58,511)	-	(58,511)
Intercompany transactions	647	1,086	2,489	-	-	-	-	(4,222)	-
Provisional pricing adjustments	2,273	1,173	2,680	(514)	11,758	-	-	-	17,370
Smelting and refining costs	(4,489)	(2,823)	(4,372)	(7,751)	(22,155)	-	-	-	(41,590)
Sales to external customers	71,616	36,500	79,196	99,364	102,439	-	(58,511)	(4,222)	326,382

Year ended December 31, 2024	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Corporate and other	Illapa Joint Operation eliminations(1)	Inter-company eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico		Bolivia	Bolivia
	$	$	$	$	$	$	$	$	$
Silver	44,525	13,477	26,105	25,237	40,717	-	-	-	150,061
Zinc	45,036	27,943	42,754	60,148	13,942	-	-	-	189,823
Lead	2,782	1,500	4,398	2,934	8,693	-	-	-	20,307
Copper	-	-	-	-	32,787	-	-	-	32,787
Illapa joint operation 55% interest	-	-	-	-	-	-	(66,863)	-	(66,863)
Intercompany transactions	1,088	1,670	2,366	-	-	-	-	(5,124)	-
Provisional pricing adjustments	1,650	1,619	1,979	(636)	7,293	-	-	-	11,905
Smelting and refining costs	(10,921)	(6,041)	(9,363)	(6,964)	(21,744)	-	-	-	(55,033)
Sales to external customers	84,160	40,168	68,239	80,719	81,688	-	(66,863)	(5,124)	282,987